Reinsurance (Details) - Schedule of effects of reinsurance - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Direct Unearned Premium	$ 16,820	$ 16,070	$ 15,171
Ceded Premium Written	(19,411)	(85,504)
Ceded Premium Earned	(33,080)	(84,740)
Ceded Unearned Premium		(13,668)	(12,904)
Ceded Losses and LAE Incurred	(14,701)	(54,010)
Ceded Loss and LAE Reserves		(33,941)
Net Premium Written	34,919	15,107	23,602
Net Premium Earned	20,500	14,972	26,630
Net Unearned Premium	16,820	2,402	2,267
Net Losses and LAE Incurred	34,835	20,933	30,623
Net Loss and LAE Reserves	65,476	23,152	23,385
Direct [Member]
Effects of Reinsurance [Line Items]
Direct Premium Written	54,330	100,611	103,280
Direct Premium Earned	53,580	99,712	102,238
Direct Unearned Premium	16,820	16,070	15,171
Direct Losses and LAE Incurred	49,536	74,943	87,359
Direct Loss and LAE Reserves	$ 65,476	57,093	52,222
Ceded [Member]
Effects of Reinsurance [Line Items]
Ceded Premium Written		(85,504)	(79,678)
Ceded Premium Earned		(84,740)	(75,608)
Ceded Unearned Premium		(13,668)	(12,904)
Ceded Losses and LAE Incurred		(54,010)	(56,736)
Ceded Loss and LAE Reserves		$ (33,941)	$ (28,837)